TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Suppliers	$ 10,623	$ 6,137
Advanced payments from customers	0	291
Expenses accrual	20,864	11,150
Current trade payables	31,487	17,578
Expenses accrual	5,500	0
Non-current trade payables	$ 5,500	$ 0